Loans and advances to customers - Finance lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 11,251	€ 10,637
Unearned future finance income on finance leases	(792)	(525)
Net investment in finance leases	10,459	10,112
Loans and advances to bank
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	6	5
Loans and advances to customers
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	10,453	10,106
Within 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,452	3,204
1 to 2 year
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,463	2,311
2 to 3 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,870	1,716
3 to 4 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,294	1,178
4 to 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	747	734
>5 years
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 1,423	€ 1,495